MORSE, ZELNICK, ROSE & LANDER
                         A LIMITED LIABILITY PARTNERSHIP

                                 405 PARK AVENUE
                          NEW YORK, NEW YORK 10022-4405
                                  212-838-1177
                               FAX - 212-838-9190

                                  June 6, 2007

                                                            WRITER'S DIRECT LINE
                                                            (212) 838-3089

VIA EDGAR AND COURIER


Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 7010
Washington D.C. 20549-7010
Attn:  Ms. Sandra Eisen
       Jason Wynn, Esq.

                 RE: VAUGHAN FOODS, INC. REGISTRATION STATEMENT
                 ----------------------------------------------
                      ON FORM S-1, SEC FILE NO. 333-137861.
                      -------------------------------------

Dear Ms. Eisen and Mr. Wynn:

         Enclosed to each of you are two marked copies of the tenth amendment to Vaughan Foods, Inc.'s Registration Statement Form S-1/A, marked to show changes against the ninth amendment. The majority of changes in the tenth amendment have been made in order to include financial information for the first quarter of 2007. In addition, they respond to the SEC's comment letter on the ninth amendment and additional comments from Blue Sky examiners.

         We believe that we have now responded to all outstanding SEC legal and accounting issues. Both the company and its underwriters are now eager to conclude this long pending transaction at the earliest possible date. Please call me at the number above as soon as we can submit a request for acceleration or if you have any questions.



                                             Very truly yours,

                                             /s/ VIRGINIA TILLYARD
                                             ---------------------
                                             Virginia Tillyard

         /enclosures